Earnings per share	6 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Earnings per share	Earnings per share

	For the three months ended June 30,		For the six months ended June 30,
	2020	2019	2020	2019
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	62.6	46.4	110.1	68.8
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	198.4	196.4	200.7	187.5
Basic earnings per share	€0.32	€0.24	€0.55	€0.37
For the three months and six months period ended June 30, 2020, the number of shares in both the diluted and basic earnings per share calculation has been adjusted by 32,140 shares for the dilutive impact of the 2020 Non-Executive Restricted Stock Awards that the Company is obligated to issue in 2021. In addition to this, share awards due to be issued under the Company’s Amended and Restated Long Term 2015 Incentive Plan (“LTIP”) have been included (2017 award grant: 85,315 shares) where contingent events have occurred and the Company is obligated to issue these in January 2021 after the vesting period has been completed. Refer to Note 15 for further details. There is no adjustment to the profit for the period attributable to equity owners of the parent.

	For the three months ended June 30,		For the six months ended June 30,
	2020	2019	2020	2019
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	62.6	46.4	110.1	68.8
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	198.4	196.4	200.7	187.5
Diluted earnings per share	€0.32	€0.24	€0.55	€0.37
The Ordinary shares that could be issued to settle the Founder Preferred Shares Annual Dividend Amount are potentially dilutive, but as set out in Note 17, the Founder Preferred Shares Annual Dividend Amount is determined with reference to the Dividend Determination Period of a financial year, i.e. the last ten consecutive trading days of 2020.